Accrued expenses, deferred revenue and other liabilities - Subscript (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Jul. 03, 2017
Significant accounting policies
Non-current deferred revenue		€ 770	€ 2,204
Current deferred revenue		155	3,057
Financial liabilities		9,500	8,746
IAS 18 Agreement
Significant accounting policies
Non-current deferred revenue		770	924
Current deferred revenue		€ 155	155
Term of non-exclusive license to patents	10 years
Nokia Shanghai Bell Co., Ltd
Significant accounting policies
Financial liabilities			737	€ 737
Nokia Shanghai Bell Co., Ltd | China Huaxin [Member]
Significant accounting policies
Financial liabilities			€ 672